SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	4 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of basic and diluted net earnings (loss) per common share

Three Months
Ended
March 31,
2021
Class A Common Stock subject to possible redemption
Numerator: Earnings attributable to Class A Common Stock subject to possible redemption
Unrealized gain on investments held in Trust Account	$130,025
Less: Unrealized gain available to be withdrawn for payment of taxes	(50,483)
Net earnings attributable to Class A Common Stock subject to possible redemption	$79,542

Denominator: Weighted average Class A Common Stock subject to possible redemption
Basic and diluted weighted average shares outstanding, Class A Common Stock subject to possible redemption	50,000,000
Basic and diluted net earnings per share, Class A Common Stock subject to possible redemption	$0.00

Non-Redeemable Class B Common Stock
Numerator: Net loss minus net earnings
Net loss	$(2,418,806)
Less: Net earnings attributable to Class A Common Stock subject to possible redemption	(79,542)
Non-redeemable net loss	$(2,498,348)

Denominator: Weighted average Non-Redeemable Class B Common Stock
Basic and diluted weighted average shares outstanding, Non-Redeemable Class B Common Stock	12,500,000
Basic and diluted net loss per share, Non-Redeemable Class B Common Stock	$(0.20)

For the
Period from
August 26,
2020
(Inception)
through
December
31, 2020
Class A Common Stock subject to possible redemption
Numerator: Earnings attributable to Class A Common Stock subject to possible redemption
Unrealized gain on investments held in Trust Account	$88,498
Less: Unrealized gain available to be withdrawn for payment of taxes	(62,790)
Net earnings attributable to Class A Common Stock subject to possible redemption	$25,708
Denominator: Weighted average Class A Common Stock subject to possible redemption
Basic and diluted weighted average shares outstanding, Class A Common Stock subject to possible redemption	44,885,287
Basic and diluted net earnings per share, Class A Common Stock subject to possible redemption	$0.00

Non-Redeemable Class A and Class B Common Stock
Numerator: Net loss minus net earnings
Net loss	$(10,850,513)
Less: Net earnings attributable to Class A Common Stock subject to possible redemption	(25,708)
Non-redeemable net loss	$(10,876,221)
Denominator: Weighted average Non-Redeemable Class A and Class B Common Stock
Basic and diluted weighted average shares outstanding, Non-Redeemable Class A and Class B Common Stock	17,614,713
Basic and diluted net loss per share, Non-Redeemable Class A and Class B Common Stock	$(0.62)